Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Current assets	¥ 11,690,476,076	$ 1,791,643,843	¥ 17,023,490,766
Short-term loan principal and financing service fee receivables, net deferred origination costs, from consolidated trust	849,234,936	130,150,948	1,528,818,175
Allowance for finance lease receivable net current	21,151,963	3,241,680	24,749,828
Finance lease receivable unearned revenue current	7,453,471	1,142,295	21,691,725
Allowance for short term contract assets net current assets	95,778	14,679	0
Allowance for the receivables from suppliers, current	160,745,160	24,635,274	27,259,988
Non-current assets	1,707,555,634	261,694,350	1,338,112,804
Allowance of long-term loan principal and financing service fee receivables	0	0	34,726
Allowance for finance lease receivable, non-current	3,397,366	520,669	15,183,208
Finance lease receivable unearned revenue non-current	4,737,540	726,060	50,355,135
Allowance investment in equity method investee for non-current assets	306,275,523	46,938,777	0
Allowance for long term contract assets net current assets	23,174	3,551	0
Current liabilities	472,608,238	72,430,383	3,897,321,228
Guarantee liabilities	11,697,633	1,792,741	263,465,921
Risk assurance liabilities	19,701,689	3,019,416	1,254,361,399
Non-current liabilities	¥ 1,015,579,621	$ 155,644,386	¥ 2,540,230,713
Class A Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	656,508,828
Common stock, shares issued	201,304,881	201,304,881	200,711,030
Common stock, shares outstanding	189,514,026	189,514,026	190,238,854
Class B Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity [Member]
Current assets	¥ 11,044,967,048	$ 1,692,715,256	¥ 14,884,330,679
Non-current assets	1,316,328,345	201,736,145	967,471,254
Current liabilities	1,541,885,470	236,304,287	4,749,757,109
Non-current liabilities	140,400,670	21,517,344	109,076,000
Consolidated Trusts [Member]
Current assets	5,290,064,945	810,737,923	4,026,001,945
Non-current assets	¥ 0	$ 0	¥ 423,585